Form N-1A Cover	Feb. 28, 2025
Eaton Vance Focused Growth Opportunities Fund
Risk/Return	Eaton Vance Focused Growth Opportunities Fund
Eaton Vance Focused Value Opportunities Fund
Risk/Return	Eaton Vance Focused Value Opportunities Fund